Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Offsetting Financial Assets and Financial Liabilities
11	Offsetting Financial Assets and Financial Liabilities
The Bank is eligible to present certain financial assets and financial liabilities as listed in the table below on a net basis on the Consolidated Statement of Financial Position pursuant to criteria described in Note 3 – Significant accounting policies.
The following tables provide information on the impact of offsetting on the Bank’s Consolidated Statement of Financial Position, as well as the financial impact of netting for instruments that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for offsetting in the Consolidated Statement of Financial Position, as well as available cash and financial instrument collateral.

As at October 31, 2023 ($ millions)
Types of financial assets	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments offset in the Consolidated Statement of Financial Position	Net amounts of financial instruments presented in the Consolidated Statement of Financial Position	Related amounts not offset in the Consolidated Statement of Financial Position
				Impact of master netting arrangements or similar agreements (1)	Collateral (2)(4)	Net amount (3)
Derivative financial instruments	$51,340	$–	$51,340	$(33,899)	$(6,479)	$10,962
Securities purchased under resale agreements and securities borrowed	272,667	(73,342)	199,325	(17,356)	(179,466)	2,503
Total	$324,007	$(73,342)	$250,665	$(51,255)	$(185,945)	$13,465

Types of financial liabilities
Derivative financial instruments	$58,660	$–	$58,660	$(33,899)	$(14,515)	$10,246
Obligations related to securities sold under repurchase agreements and securities lent	233,349	(73,342)	160,007	(17,356)	(140,215)	2,436
Total	$292,009	$(73,342)	$218,667	$(51,255)	$(154,730)	$12,682

As at October 31, 2022 ($ millions)
Types of financial assets	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments offset in the Consolidated Statement of Financial Position	Net amounts of financial instruments presented in the Consolidated Statement of Financial Position	Related amounts not offset in the Consolidated statement of Financial Position		Net amount (3)
				Impact of master netting arrangements or similar agreements (1)	Collateral (2)(4)
Derivative financial instruments	$55,775	$(76)	$55,699	$(36,519)	$(6,132)	$13,048
Securities purchased under resale agreements and securities borrowed	230,893	(55,580)	175,313	(16,173)	(151,417)	7,723
Total	$286,668	$(55,656)	$231,012	$(52,692)	$(157,549)	$20,771

Types of financial liabilities
Derivative financial instruments	$65,976	$(76)	$65,900	$(36,519)	$(17,484)	$11,897
Obligations related to securities sold under repurchase agreements and securities lent	194,605	(55,580)	139,025	(16,173)	(118,559)	4,293
Total	$260,581	$(55,656)	$204,925	$(52,692)	$(136,043)	$16,190

(1)
Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.

(2)
Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.

(3)	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
(4)
Derivative financial instruments assets include cash collateral of $4,511 million (2022 -
$
4,271
million) and non-cash collateral of $1,968 million (2022 - $
1,861
million). Derivative financial instruments liabilities include cash collateral of $13,889 million (2022 - $
17,215
million) and non-cash collateral of $626 million (2022 - $
269
million).